23. LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases Tables Abstract
Schedule of minimum future payments of non-cancellable operating lease
12.31.18
2019	421.7
2020	103.7
2021	108.4
2022	49.4
2023	157.3
2024 onwards	1,285.8
2,126.4

Schedule of finance leases mainly for the acquisitions of machinery, equipment, vehicles, software and buildings
	Weighted average depreciation rate (p.a.) (1)	12.31.18	Restated 12.31.17
Cost
Machinery and equipment		129.6	97.6
Software		68.4	97.1
Buildings		214.2	216.6
Facilities		14.5	14.7
		426.7	426.0

Accumulated depreciation
Machinery and equipment	35.15%	(75.4)	(45.1)
Software	39.85%	(57.5)	(84.6)
Buildings	6.75%	(74.5)	(58.8)
Facilities	6.67%	(1.7)	(0.7)
		(209.1)	(189.2)
		217.6	236.8

Schedule of minimum future payments for these finance leases
	12.31.18
	Present value of minimum payments	Interest	Minimum future payments
2019	64.8	17.7	82.5
2020	42.1	14.0	56.1
2021	21.0	8.6	29.6
2022	16.4	7.3	23.7
2023	12.8	6.8	19.6
2024 onwards	58.3	35.8	94.1
	215.4	90.2	305.6

Schedule of estimated schedule of future payments
12.31.18
2019	9.4
2020	9.4
2021	9.4
2022	9.4
2023 onwards	84.8
122.4